TAXATION - Reconciliation of Income Tax Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Reconciliation of the differences between the PRC statutory tax rate and effective tax rate
Loss before income taxes and share of net loss of equity investees	¥ (1,660,764)	$ (254,526)	¥ 193,084	¥ (96,290)
Income tax computed at the statutory tax rate of 25%	415,191	63,631	(48,271)	24,073
Non-deductible expenses	(91,696)	(14,054)	(57,784)	(65,862)
Effect of different tax rates in different jurisdictions and preferential tax rate	(48,650)	(7,456)	(9,949)	(4,826)
Research and development expenses deduction	21,834	3,346	19,552	12,248
Non-taxable income	11,152	1,709	17,489	17,097
Provision to return	(7,426)	(1,138)	(1,728)	(8,319)
Deferred tax expense	5,195	796	3,932	(4,598)
Tax rate change	(18,594)	(2,850)	4,578	(16,771)
Expired tax loss	(70,662)	(10,829)		(13,482)
Change in valuation allowance	(275,656)	(42,246)	61,310	16,398
Income tax expense (benefit), total	¥ (22,124)	$ (3,391)	¥ (20,027)	¥ (10,500)